Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2017